Share-based payments - Long-term Incentive Plan (Details) € / shares in Units, € in Thousands								1 Months Ended	12 Months Ended
	Dec. 29, 2023 € / shares	Dec. 29, 2023 $ / shares	Aug. 10, 2023	May 24, 2023 € / shares	May 24, 2023 $ / shares	Apr. 12, 2023 € / shares	Apr. 12, 2023 $ / shares	May 31, 2023 shares	Dec. 31, 2023 EUR (€) shares associate € / shares	Dec. 31, 2023 shares associate $ / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance, per option (in shares)									1	1
Weighted average remaining contractual life of outstanding share options									6 months
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years		2 years
Granted during the period (in EUR per share) | € / shares									€ 0.12
Number of shares reserved for issuance, per option (in shares)									1	1
Performance Options | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in EUR per share) | € / shares									€ 0.12
Number of plans | associate									2	2
Number of options exercisable (in shares)											2,220,341	0
Number of share options expired in share-based payment arrangement (in shares)									577,722		577,722
Number of options exercisable (in shares)									341,377	341,377	341,377
Number of other equity instruments outstanding in share-based payment arrangement (in shares)									723,384	723,384
Weighted average remaining contractual life of outstanding share options									7 years 7 months 13 days
Share-based payment expenses - SPAC Transaction | €									€ 2,070		€ 0	€ 0
Performance Options | Long-term Incentive Plan | April 12, 2032
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)									1,039,222	1,039,222
Performance Options | Long-term Incentive Plan | April 12, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)									1,758,841	1,758,841
Performance Options 2022 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share) | € / shares									€ 1.83		€ 0
Weighted average share price, share options granted (in EUR per share) | (per share)						€ 1.95	$ 2.13
Exercise price, share options granted (in EUR per share) | € / shares						€ 0.12
Performance Options 2023 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share) | € / shares									2.82		0
Weighted average share price, share options granted (in EUR per share) | (per share)									€ 2.94	$ 3.14
Exercise price, share options granted (in EUR per share) | € / shares											€ 0.12
Equity Settled Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €									€ 19		€ 0	0
LTIP Special Options | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €									€ 972
Fair value of options granted (in EUR per share) | (per share)	€ 1.22	$ 1.35							€ 1.10		€ 0
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.12
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year					3 years	3 years
RSU | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Share-based payment expenses - SPAC Transaction | €									€ 1,729		€ 0	€ 0
Fair value of options granted (in EUR per share) | (per share)				€ 1.97	$ 2.13				€ 1.97		€ 0
RSU | Long-term Incentive Plan | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									1 year
Number of other equity instruments outstanding in share-based payment arrangement (in shares)								285,844			0
RSU | Long-term Incentive Plan | Eligible directors | Awards Vesting On The Grant Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €									€ 1,316
RSU | Long-term Incentive Plan | Eligible directors | Award Vesting One Year From The Grant Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €									€ 342
RSU | Long-term Incentive Plan | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)									176,952	176,952	0
Share-based payment expenses - SPAC Transaction | €											€ 70
Bottom of range | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									2 years
Top of range | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years